Nuveen Georgia Municipal Bond Fund
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.8%
	MUNICIPAL BONDS – 98.8%
	Education and Civic Organizations – 13.5%
$1,000	Fulton County Development Authority, Georgia, General Revenue Bonds, Spelman College, Refunding Series 2015, 5.000%, 6/01/32	6/25 at 100.00	A1	$1,185,020
2,000	Fulton County Development Authority, Georgia, Revenue Bonds, Robert W Woodruff Arts Center, Inc Project, Refunding Series 2015A, 5.000%, 3/15/36	3/26 at 100.00	A2	2,400,180
2,000	Fulton County Development Authority, Georgia, Revenue Bonds, Robert W Woodruff Arts Center, Inc Project, Series 2019A, 5.000%, 3/15/44	3/29 at 100.00	A2	2,516,820
2,750	Gwinnett County Development Authority, Georgia, Revenue Bonds, Georgia Gwinnett College Student Housing Project, Refunding Series 2017B, 5.000%, 7/01/40	7/27 at 100.00	A+	3,401,667
3,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Green Series 2019B, 5.000%, 9/01/48	9/29 at 100.00	AA	3,870,450
4,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Refunding Series 2016A, 5.000%, 10/01/46	10/26 at 100.00	AA	4,867,320
75	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Refunding Series 2012C, 5.250%, 10/01/27	10/22 at 100.00	Baa1	82,563
3,400	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.000%, 10/01/32	10/21 at 100.00	Baa1	3,592,508
605	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012B, 5.000%, 10/01/24	No Opt. Call	Baa1	709,387
2,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Savannah College of Art & Design Projects, Series 2014, 5.000%, 4/01/44	4/24 at 100.00	A+	2,276,920
20,830	Total Education and Civic Organizations			24,902,835
	Health Care – 9.5%
3,270	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998, 5.375%, 12/01/28 (4), (5)	3/20 at 100.00	N/R	273,405
2,590	Brookhaven Development Authority, Georgia, Revenue Bonds, Children's Healthcare of Atlanta, Inc Project, Series 2019A, 4.000%, 7/01/49	7/29 at 100.00	AA+	3,036,568
2,355	Development Authority of Fulton County Revenue Bonds, Georgia, Piedmont Healthcare, Inc Project, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	AA-	2,802,332
705	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc, Series 2010B, 5.250%, 2/15/45	3/20 at 100.00	AA	707,143
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc, Series 2017B:
2,000	5.500%, 2/15/42	2/27 at 100.00	AA	2,532,380
3,000	5.250%, 2/15/45	2/27 at 100.00	AA	3,698,100
1,380	Greene County Development Authority, Georgia, Health System Revenue Bonds, Catholic Health East Issue, Series 2012, 5.000%, 11/15/37	11/22 at 100.00	AA-	1,513,087

Nuveen Georgia Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$2,500	Rockdale County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc Project, Series 2019A, 4.000%, 7/01/44	7/29 at 100.00	AA-	$2,929,700
17,800	Total Health Care			17,492,715
	Tax Obligation/General – 16.0%
2,000	Carroll City-County Hospital Authority, Georgia, Revenue Anticipation Certificates, Tanner Medical Center, Inc Project, Series 2015, 5.000%, 7/01/41	7/25 at 100.00	AA	2,330,660
2,000	Carrollton Independent School System, Carroll County, Georgia, General Obligation Bonds, Series 2015, 5.000%, 4/01/32	4/26 at 100.00	AA+	2,460,760
825	Cherokee County School System, Georgia, General Obligation Bonds, Series 2017, 5.000%, 2/01/28	2/27 at 100.00	AA+	1,048,592
1,100	East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer Project, Refunding Series 2017, 5.000%, 2/01/34 – AGM Insured	2/27 at 100.00	AA	1,358,434
1,000	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding & Improvement Series 2019, 5.000%, 4/01/32	4/29 at 100.00	AAA	1,338,680
1,980	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc, Series 2014A, 5.500%, 8/15/54	2/25 at 100.00	AA	2,370,159
	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2019:
1,505	5.000%, 2/01/40	2/29 at 100.00	AAA	1,958,712
2,000	5.000%, 2/01/41	2/29 at 100.00	AAA	2,596,740
240	Jackson County School District, Georgia, General Obligation Bonds, School Series 2019, 5.000%, 3/01/32	3/29 at 100.00	AA+	318,223
1,360	Lawrenceville Building Authority, Georgia, Revenue Bonds, Lawrenceville Performing Arts Complex Project, Series 2019A, 4.000%, 10/01/32	10/28 at 100.00	AA	1,642,390
4,000	Sandy Springs Public Facilities Authority, Georgia, Revenue Bonds, Sandy Springs City Center Project, Series 2015, 5.000%, 5/01/47	5/26 at 100.00	Aaa	4,833,560
1,000	Sumter County School District, Georgia, General Obligation Bonds, Series 2018, 5.500%, 10/01/27	No Opt. Call	Aa1	1,333,490
500	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Anticipation Certificates, Refunding Series 2019A, 5.000%, 10/01/35	10/29 at 100.00	Aa2	663,290
2,000	Vidalia School District, Toombs County, Georgia, General Obligation Bonds, Series 2016, 5.000%, 8/01/37	2/26 at 100.00	Aa1	2,424,060
	Warner Robins Public Facilities Authority, Georgia, Revenue Bonds, Warner Robins Projects, Series 2018:
1,090	5.000%, 7/01/31	7/28 at 100.00	Aa2	1,419,769
1,195	5.000%, 7/01/32	7/28 at 100.00	Aa2	1,550,309
23,795	Total Tax Obligation/General			29,647,828
	Tax Obligation/Limited – 14.8%
	Atlanta and Fulton County Recreation Authority, Georgia, Revenue Bonds, Zoo Atlanta Parking Facility Project, Series 2017:
1,000	5.000%, 12/01/31	12/27 at 100.00	AA+	1,289,140
1,000	5.000%, 12/01/32	12/27 at 100.00	AA+	1,286,560
1,075	5.000%, 12/01/33	12/27 at 100.00	AA+	1,380,408

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,500	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium Project, Second Lien Series 2015B, 5.000%, 7/01/44	7/25 at 100.00	A1	$1,765,035
2,500	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium Project, Senior Lien Series 2015A-1, 5.250%, 7/01/44	7/25 at 100.00	Aa3	2,984,875
425	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Refunding Series 2017, 5.000%, 12/01/24	No Opt. Call	A3	499,422
1,055	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project, Series 2016D, 5.000%, 1/01/30	1/27 at 100.00	A2	1,299,960
595	Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014, 5.000%, 7/01/34	7/23 at 100.00	A-	665,615
235	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series 1993, 5.625%, 10/01/26 – NPFG Insured	No Opt. Call	Baa2	271,874
200	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series 2005, 5.500%, 10/01/26 – NPFG Insured	No Opt. Call	AA-	231,646
2,500	Downtown Smyrna Development Authority, Georgia, General Obligation Bonds, Series 2005, 5.250%, 2/01/28	No Opt. Call	AAA	2,990,050
	East Point, Georgia, Tax Allocation Revenue Bonds, Camp Creek Tad Project, Series 2015:
500	5.000%, 8/01/20	No Opt. Call	BBB+	507,845
280	5.000%, 8/01/21	No Opt. Call	BBB+	294,921
1,671	Georgia Local Governments, Certificates of Participation, Georgia Municipal Association, Series 1998A, 4.750%, 6/01/28 – NPFG Insured	No Opt. Call	Baa2	1,978,865
2,000	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Third Indenture, Series 2015A, 5.000%, 7/01/42	7/25 at 100.00	AA+	2,393,520
	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Third Indenture, Series 2015B:
2,000	5.000%, 7/01/41	7/26 at 100.00	AA+	2,447,120
2,000	5.000%, 7/01/42	7/26 at 100.00	AA+	2,442,840
1,585	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1, 4.500%, 7/01/34	7/25 at 100.00	N/R	1,744,435
810	Tift County Hospital Authority, Georgia, Revenue Anticipation Certificates Series 2012, 5.000%, 12/01/38	12/22 at 100.00	Aa2	892,377
22,931	Total Tax Obligation/Limited			27,366,508
	Transportation – 5.5%
2,000	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B, 5.000%, 1/01/31	1/22 at 100.00	AA-	2,143,040
2,000	Atlanta, Georgia, Airport General Revenue Bonds, Series 2019B, 4.000%, 7/01/49 (AMT)	7/29 at 100.00	AA-	2,328,180
	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Refunding Subordinate Lien Series 2014A:
2,425	5.000%, 1/01/32	1/24 at 100.00	AA-	2,774,370
2,000	5.000%, 1/01/33	1/24 at 100.00	AA-	2,284,920

Nuveen Georgia Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Augusta, Georgia, Airport Revenue Bonds, Refunding General Series 2015A:
$160	5.000%, 1/01/32	1/25 at 100.00	BBB	$184,550
170	5.000%, 1/01/33	1/25 at 100.00	BBB	195,398
100	5.000%, 1/01/34	1/25 at 100.00	BBB	114,997
150	5.000%, 1/01/35	1/25 at 100.00	BBB	172,389
9,005	Total Transportation			10,197,844
	U.S. Guaranteed – 4.2% (6)
1,000	Chatham County Hospital Authority, Georgia, Seven Mill Tax Pledge Revenue Bonds, Memorial Health University Medical Center, Inc, Refunding & Improvement Series 2012A, 5.000%, 1/01/31 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R	1,075,670
1,400	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional Medical Center, Series 2012, 5.000%, 1/01/32 (Pre-refunded 1/01/22)	1/22 at 100.00	AA	1,507,268
500	Columbus, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2014A, 5.000%, 5/01/31 (Pre-refunded 5/01/24)	5/24 at 100.00	AA+	585,995
1,375	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Foundation Technology Square Project, Refunding Series 2012A, 5.000%, 11/01/31 (Pre-refunded 5/01/22)	5/22 at 100.00	AA+	1,500,964
1,000	Habersham County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2014B, 5.000%, 2/01/37 (Pre-refunded 2/01/24)	2/24 at 100.00	Aa3	1,151,380
	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
138	5.500%, 7/15/23 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R	145,238
374	5.500%, 7/15/30 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R	397,419
410	5.500%, 1/15/36 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R	436,165
1,000	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center Project, Series 2011B, 5.000%, 10/01/41 (Pre-refunded 10/01/21)	10/21 at 100.00	Aa2	1,066,370
7,197	Total U.S. Guaranteed			7,866,469
	Utilities – 17.9%
1,250	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017C, 4.125%, 11/01/45	2/28 at 100.00	BBB+	1,399,850
2,010	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017D, 4.125%, 11/01/45	2/28 at 100.00	BBB+	2,250,959
1,900	Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2017, 5.000%, 3/01/31	3/27 at 100.00	A2	2,330,445
2,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 2012GG, 5.000%, 1/01/43	1/23 at 100.00	A1	2,193,520
3,000	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P Bonds, Series 2019B, 5.000%, 1/01/48	7/28 at 100.00	BBB+	3,638,310
1,200	Griffin, Georgia, Combined Public Utility Revenue Bonds, Refunding Series 2012, 5.000%, 1/01/28 – AGM Insured	1/23 at 100.00	AA	1,333,488
	Main Street Natural Gas Inc, Georgia, Gas Project Revenue Bonds, Series 2006B:
500	5.000%, 3/15/21	No Opt. Call	A+	519,505
2,315	5.000%, 3/15/22	No Opt. Call	A+	2,490,778

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Main Street Natural Gas Inc, Georgia, Gas Project Revenue Bonds, Series 2007A:
$360	5.500%, 9/15/23	No Opt. Call	A+	$412,837
2,630	5.500%, 9/15/27	No Opt. Call	A+	3,370,424
2,000	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 4/01/48 (Mandatory Put 9/01/23)	6/23 at 100.40	Aa2	2,202,480
2,750	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019A, 5.000%, 5/15/49	No Opt. Call	A3	4,148,677
1,525	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019B, 4.000%, 8/01/49 (Mandatory Put 12/02/24)	9/24 at 100.43	Aa1	1,742,724
1,000	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company - Scherer Plant, First Series 1995, 2.250%, 7/01/25	6/24 at 100.00	A-	1,030,710
3,500	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2015A, 0.000%, 1/01/32	No Opt. Call	A2	2,740,990
1,150	Municipal Electric Authority of Georgia, Project One Subordinate Lien Revenue Bonds, Series 2008A, 5.250%, 1/01/21	No Opt. Call	A2	1,189,687
29,090	Total Utilities			32,995,384
	Water and Sewer – 17.4%
500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015, 5.000%, 11/01/40	5/25 at 100.00	Aa2	596,045
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2017A, 5.000%, 11/01/37	11/27 at 100.00	Aa2	1,268,300
1,635	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2018B, 5.000%, 11/01/47	11/27 at 100.00	Aa2	2,039,842
2,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 – FGIC Insured	No Opt. Call	Aa2	2,159,540
1,430	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option Trust 2015-XF0234, 18.219%, 3/01/23, 144A (IF) (7)	No Opt. Call	AA-	2,870,840
3,000	Cartersville, Georgia, Water and Sewer Revenue Bonds, Series 2018, 5.000%, 6/01/48	6/28 at 100.00	AA-	3,743,640
1,000	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding Series 2016, 5.000%, 8/01/33	8/26 at 100.00	AA	1,234,140
3,410	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2006B, 5.250%, 10/01/32 – AGM Insured	10/26 at 100.00	AA	4,337,793
2,500	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second Resolution Series 2011A, 5.250%, 10/01/41	10/21 at 100.00	Aa3	2,668,375
	Etowah Water and Sewer Authority, Georgia, Revenue Bonds, Series 2019:
605	5.000%, 3/01/31 – BAM Insured	3/29 at 100.00	AA	786,234
2,000	5.000%, 3/01/32 – BAM Insured	3/29 at 100.00	AA	2,588,600
1,000	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2013, 5.000%, 1/01/33	1/23 at 100.00	AA	1,107,690
2,000	Henry County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2012, 5.000%, 2/01/29	2/22 at 100.00	Aa2	2,152,700
1,500	Sinclair Water Authority, Georgia, Revenue Bonds, Refunding Series 2019, 4.000%, 4/01/44	4/29 at 100.00	AA	1,764,555

Nuveen Georgia Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$1,000	South Fulton Municipal Regional Water and Sewer Authority, Georgia, Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/31	1/24 at 100.00	AA	$1,145,440
	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, Walton-Hard Labor Creek Reservoir Project, Refunding Series 2016A:
540	5.000%, 2/01/36	2/26 at 100.00	Aa2	655,268
800	5.000%, 2/01/37	2/26 at 100.00	Aa2	969,776
25,920	Total Water and Sewer			32,088,778
$156,568	Total Long-Term Investments (cost $170,181,127)			182,558,361

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.3%
	MUNICIPAL BONDS – 0.3%
	Health Care – 0.3%
$486	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 2016, 6.500%, 3/31/17 (4), (5)	No Opt. Call	N/R	$493,107
$486	Total Short-Term Investments (cost $486,447)			493,107
	Total Investments (cost $170,667,574) – 99.1%			183,051,468
	Other Assets Less Liabilities – 0.9%			1,661,092
	Net Assets – 100%			$184,712,560
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$182,284,956	$273,405	$182,558,361
Short-Term Investments:
Municipal Bonds	—	—	493,107	493,107
Total	$ —	$182,284,956	$766,512	$183,051,468

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.

Nuveen Louisiana Municipal Bond Fund
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 94.0%
	MUNICIPAL BONDS – 92.5%
	Consumer Discretionary – 0.2%
$435	International Falls, Minnesota, Pollution Control Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1997, 5.650%, 12/01/22	3/20 at 100.00	N/R	$440,294
	Consumer Staples – 2.9%
500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B-	534,645
685	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32	3/20 at 100.00	N/R	685,103
315	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2016A Including 2016A-1, 2016A-2A and 2016A-2B, 5.000%, 6/01/51	6/26 at 100.00	N/R	336,181
2,665	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2013A, 5.250%, 5/15/35	5/23 at 100.00	A-	2,963,213
200	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	235,730
1,160	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	1,214,427
5,525	Total Consumer Staples			5,969,299
	Education and Civic Organizations – 17.1%
1,000	Calcasieu Parish Public Trust Authority, Louisiana, Student Lease Revenue Bonds, McNeese State Univeristy Student Housing-Cowboy Facilities, Inc Project, Refunding Series 2011, 5.000%, 5/01/29 – AGM Insured	5/22 at 100.00	A2	1,083,120
1,025	Jefferson Parish Economic Development and Port District, Louisiana, Kenner Discovery Health Sciences Academy Project, Series 2018A, 5.500%, 6/15/38, 144A	6/28 at 100.00	N/R	1,157,092
815	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities Inc Project, Refunding Series 2012, 5.000%, 10/01/27 – AGM Insured	10/22 at 100.00	AA	898,154
3,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities Inc- Student Housing & Parking Project, Series 2018, 5.000%, 10/01/48 – AGM Insured	10/27 at 100.00	AA	3,585,120
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Louisiana Tech University Student Housing & Recreational Facilities/Innovative Student Facilities, 5.000%, 10/01/34 – AGM Insured	10/25 at 100.00	AA	1,189,250
2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Louisiana Tech University Student Housing/Innovative Student Facilities Inc Project, Refunding Series, 5.000%, 7/01/33	7/23 at 100.00	A3	2,251,860
1,220	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, McNeese State University Student Parking - Cowboy Faciliites, Inc Project, Series 2011, 4.875%, 3/01/42 – AGM Insured	3/22 at 100.00	A2	1,300,361

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Ragin' Cajun Facilities Inc- Student Housing & Parking Project, Series 2017, 5.000%, 10/01/39 – AGM Insured	10/27 at 100.00	AA	$2,443,360
1,500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southeastern Louisiana University student Housing/University Facilities Project, Series 2017, 5.000%, 8/01/42 – AGM Insured	8/27 at 100.00	AA	1,822,230
	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University GreenHouse District Phase II Project, Series 2017:
200	5.000%, 7/01/42	7/27 at 100.00	A	242,088
1,500	5.000%, 7/01/47	7/27 at 100.00	A	1,798,050
2,595	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University GreenHouse District Phase III Project, Series 2019A, 5.000%, 7/01/59	7/29 at 100.00	A	3,174,152
	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University Nicolson Gateway Project, Series 2016A:
1,500	5.000%, 7/01/46	7/26 at 100.00	A	1,767,240
1,000	5.000%, 7/01/56	7/26 at 100.00	A	1,166,820
1,000	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Refunding Series 2017, 5.000%, 7/01/37	7/27 at 100.00	A+	1,172,880
1,035	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A, 8.000%, 12/15/41	12/21 at 100.00	N/R	1,109,924
1,300	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles College Prep Project, Series 2019A, 5.000%, 6/01/39, 144A	6/27 at 100.00	N/R	1,415,076
3,000	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2011, 5.000%, 10/01/41	10/21 at 100.00	Baa1	3,138,300
1,500	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A, 8.375%, 12/15/43	12/23 at 100.00	N/R	1,612,485
220	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Refunding Series 2017A, 5.000%, 12/15/30	12/27 at 100.00	A	278,100
800	Louisiana Public Facilities Authority, Revenue Bonds, University of New Orleans Research and Technology Foundation, Inc- Student Housing Project, Refunding Series 2014, 5.000%, 9/01/31 – AGM Insured	9/24 at 100.00	AA	929,976
1,680	Louisiana Public Facilities Authority, Revenue Bonds, Young Audiences Charter School, Series 2019A, 5.000%, 4/01/39, 144A	4/27 at 100.00	N/R	1,808,352
30,890	Total Education and Civic Organizations			35,343,990
	Energy – 0.6%
1,210	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory Put 6/01/22)	No Opt. Call	BBB	1,278,728
	Health Care – 12.6%
2,100	Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue Bonds, Lake Charles Memorial Hospital, Refunding Series 2019, 5.000%, 12/01/39	12/29 at 100.00	BB+	2,576,742

Nuveen Louisiana Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$390	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/39	8/29 at 100.00	BBB+	$490,827
505	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C, 5.000%, 2/15/36	2/27 at 100.00	AA+	624,448
1,980	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.375%, 7/01/41	7/21 at 100.00	B	2,070,327
3,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Womans Hospital Foundation Project, Refunding Series 2017A, 5.000%, 10/01/41	10/27 at 100.00	A	3,652,110
2,000	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Christus Health, Series 2019A, 5.000%, 7/01/48	1/29 at 100.00	A+	2,487,280
1,575	Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lafayette General Medical Center Project, Series 2016A, 5.000%, 11/01/41	11/25 at 100.00	BBB+	1,806,824
1,775	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 1998A, 5.750%, 7/01/25	No Opt. Call	A2	2,017,270
1,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 2017A, 5.000%, 7/01/47	7/27 at 100.00	A	1,197,190
1,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Lafayette General Medical Center Project, Refunding Series 2010, 5.500%, 11/01/40	5/20 at 100.00	BBB+	1,005,970
3,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children's Medical Center Hospital, Series 2015A-1 Fixed Rate Mode, 5.000%, 6/01/45	6/28 at 100.00	A+	3,664,980
1,610	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/46	5/27 at 100.00	A3	1,953,123
200	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015, 5.000%, 5/15/47	5/25 at 100.00	A3	234,972
50	Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc, Series 2017A, 5.350%, 12/01/45	12/27 at 100.00	BBB-	60,365
1,000	St Tammany Parish Hospital District No 1, Louisiana, Hospital Revenue and Revenue Refunding Bonds, St Tammany Parish Hospital Project, Series 2018, 4.000%, 7/01/43	7/28 at 100.00	A+	1,126,030
1,085	Terrebonne Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, Terrebonne General Medical Center, Refunding Series 2013, 4.000%, 4/01/33	4/23 at 100.00	A	1,158,303
22,270	Total Health Care			26,126,761
	Housing/Multifamily – 1.5%
1,870	Louisiana Housing Finance Agency, Multifamily Housing Revenue Bonds, Mallard Crossings Apartments, Series 2011, 4.750%, 10/01/29	10/21 at 100.00	AA+	1,954,112
1,385	Louisiana Local Government Environmental Facilities and Community Development Authority, Multifamily Housing Revenue Bonds, Cove at Nola Apartments, Series 2017A, 4.000%, 12/01/27	12/22 at 105.00	BB+	1,231,930
3,255	Total Housing/Multifamily			3,186,042
	Industrials – 2.0%
305	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	B+	307,931

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Industrials (continued)
$835	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	BBB-	$887,739
1,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	BB-	1,127,070
40	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	44,338
60	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/26, 144A	3/20 at 104.00	BB-	62,519
250	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Cameron Parish GOMESA Project, Green Series 2018, 5.650%, 11/01/37, 144A	11/28 at 100.00	N/R	288,232
300	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Jefferson Parish GOMESA Project, Series 2019, 4.000%, 11/01/44, 144A	11/29 at 100.00	N/R	313,950
100	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Saint John the Baptist Parish GOMESA Project, Series 2019, 3.900%, 11/01/44, 144A	11/29 at 100.00	N/R	105,343
110	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Saint Martin Parish GOMESA Project, Series 2019, 4.400%, 11/01/44, 144A	11/28 at 100.00	N/R	118,788
	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Terrebonne Parish GOMESA Project, Series 2018:
100	5.375%, 11/01/38, 144A	11/28 at 100.00	N/R	114,302
100	5.500%, 11/01/39, 144A	11/28 at 100.00	N/R	110,125
1,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24 (AMT), 144A (4)	No Opt. Call	N/R	10
200	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	225,346
300	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	11/21 at 100.00	B+	318,765
4,700	Total Industrials			4,024,458
	Long-Term Care – 1.7%
2,800	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, The Glen Retirement System Project, Series 2019A, 5.000%, 1/01/49	1/26 at 103.00	N/R	2,980,656
400	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015, 5.250%, 11/15/37	11/24 at 100.00	N/R	443,420
3,200	Total Long-Term Care			3,424,076
	Materials – 2.3%
2,570	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	BBB	2,849,667

Nuveen Louisiana Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Materials (continued)
$1,500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Series 2010A-1, 6.500%, 11/01/35	11/20 at 100.00	BBB	$1,550,985
250	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (AMT), 144A	10/22 at 100.00	BBB-	260,430
4,320	Total Materials			4,661,082
	Tax Obligation/General – 4.7%
	Calcasieu Parish School District 23, Louisiana, General Obligation Bonds, Public School Improvement Series 2019:
1,055	4.000%, 9/01/37 – BAM Insured	9/29 at 100.00	AA	1,256,758
1,600	4.000%, 9/01/38 – BAM Insured	9/29 at 100.00	AA	1,898,480
1,255	LaFourche Parish Consolidated School District 1, Louisiana, General Obligation Bonds, Series 2011, 4.000%, 3/01/20 – AGC Insured	No Opt. Call	AA	1,255,000
1,430	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	AA	1,512,654
	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015:
125	5.000%, 12/01/27	12/25 at 100.00	AA-	152,134
525	5.000%, 12/01/29	12/25 at 100.00	AA-	636,904
685	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	A+	720,332
2,220	Puerto Rico, General Obligation Bonds, Refunding Public Improvement Series 2012A, 5.000%, 7/01/35 – AGM Insured	7/22 at 100.00	AA	2,370,161
8,895	Total Tax Obligation/General			9,802,423
	Tax Obligation/Limited – 18.5%
1,260	Broussard, Louisiana, Sales & Use Tax Revenue Bonds, Recreational Facility Series 2012, 5.000%, 5/01/32	5/22 at 100.00	A-	1,367,554
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
1,000	5.000%, 11/15/34	11/25 at 100.00	BB	1,167,400
1,000	5.000%, 11/15/39	11/25 at 100.00	BB	1,156,460
1,250	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/26	1/22 at 100.00	BB	1,331,350
100	Government of Guam, Hotel Occupancy Tax Revenue Bonds, Series 2011A, 5.750%, 11/01/21	5/21 at 100.00	BB	105,266
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
1,000	5.000%, 12/01/26	No Opt. Call	BB	1,218,160
1,000	5.000%, 12/01/34	12/26 at 100.00	BB	1,196,110
3,000	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Bonds, Series 2017B, 5.000%, 12/01/42 – AGM Insured	12/27 at 100.00	AA	3,722,910
	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Bonds, Series 2019B:
2,000	4.000%, 12/01/38 – AGM Insured	12/29 at 100.00	AA	2,398,340
5,000	4.000%, 12/01/42 – AGM Insured	12/29 at 100.00	AA	5,925,200

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$505	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2016A, 5.000%, 6/01/26	No Opt. Call	A1	$630,992
900	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Bonds, Bossier Parish Public Improvement Projects, Series 2012, 5.000%, 3/01/42	3/22 at 100.00	Aa3	969,984
	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Bonds, LCTCS Act 360 Project, Series 2014:
2,000	5.000%, 10/01/35	10/24 at 100.00	A+	2,319,800
2,000	5.000%, 10/01/37	10/24 at 100.00	A+	2,312,980
3,000	5.000%, 10/01/39	10/24 at 100.00	A+	3,459,810
1,435	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Bossier City Projects, Series 2015, 5.000%, 6/01/30	6/25 at 100.00	AA	1,721,483
1,400	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Louisiana Community and Technical College System Facilities Corporation Project, Capital Appreciation, 0.000%, 10/01/20	No Opt. Call	A+	1,390,438
500	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/36	7/23 at 100.00	AA-	561,695
1,500	Louisiana State, Highway Improvement Revenue Bonds, Series 2014A, 5.000%, 6/15/34	6/24 at 100.00	AA-	1,736,025
500	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 5.000%, 12/01/27, 144A	No Opt. Call	N/R	578,350
	Saint Charles Parish School Board, Louisiana, Sales & Use Tax Bonds, Series 2019:
750	4.000%, 8/01/37	8/29 at 100.00	AA	891,848
680	4.000%, 8/01/39	8/29 at 100.00	AA	803,427
1,000	The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A, 4.750%, 11/15/47	11/26 at 100.00	N/R	1,118,980
200	West Trace Community Development District, Westlake, Louisiana, Special Assessment Revenue Bonds, Series 2018, 6.875%, 12/01/46	No Opt. Call	N/R	220,990
32,980	Total Tax Obligation/Limited			38,305,552
	Transportation – 12.0%
1,535	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	1,680,242
2,750	Board of Commissioners of the Port of New Orleans Port Facility Revenue Bonds, Louisiana, Refunding Series 2018B, 5.000%, 4/01/45 – AGM Insured (AMT)	4/28 at 100.00	AA	3,328,380
680	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56	12/24 at 100.00	BBB	757,037
805	Greater New Orleans Expressway Commission, Louisiana, Revenue Bonds, Refunding Series 2013, 5.000%, 11/01/23 – AGM Insured	No Opt. Call	AA	918,843
1,000	Greater New Orleans Expressway Commission, Louisiana, Toll Revenue Bonds, Subordinate Lien Series 2017, 5.000%, 11/01/47 – AGM Insured	11/25 at 100.00	AA	1,184,580
500	Guam International Airport Authority, Revenue Bonds, Series 2019A, 5.000%, 10/01/22 (AMT)	No Opt. Call	BBB+	546,615

Nuveen Louisiana Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$1,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/30 (AMT)	7/25 at 100.00	BB	$1,152,380
2,000	Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds, Series 2013B, 5.000%, 1/01/34 (AMT)	1/24 at 100.00	AA	2,241,440
1,470	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36 (AMT), 144A	7/23 at 100.00	N/R	1,629,745
	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, Gilf Opportunity Zone Project, Refunding Series 2019:
200	4.000%, 1/01/37	1/29 at 100.00	A	234,688
1,000	4.000%, 1/01/38	1/29 at 100.00	A	1,169,380
1,015	4.000%, 1/01/39	1/29 at 100.00	A	1,184,018
2,000	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2015B, 5.000%, 1/01/35 (AMT)	1/25 at 100.00	A	2,317,460
2,000	New Orleans Aviation Board, Louisiana, Special Facility Revenue Bonds, Parking Facilities Corporation Consolidated Garage System, Series 2018A, 5.000%, 10/01/48 – AGM Insured	10/28 at 100.00	AA	2,461,520
840	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	966,957
	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2013B:
1,245	5.000%, 4/01/31 (AMT)	4/23 at 100.00	A	1,372,426
500	5.000%, 4/01/32 (AMT)	4/23 at 100.00	A	550,785
1,000	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/56 (AMT)	6/27 at 100.00	BBB	1,186,210
21,540	Total Transportation			24,882,706
	U.S. Guaranteed – 6.6% (5)
500	Caddo-Bossier Parishes Port Commission, Louisiana, Utility Revenue Bonds, Refunding Series 2011, 5.125%, 4/01/37 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R	523,045
1,220	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical Center, Refunding Series 2011A, 6.000%, 1/01/39 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	1,270,874
1,000	Kenner Consolidated Sewer District, Louisiana, Sewer Revenue Bonds, Series 2011, 5.000%, 11/01/36 (Pre-refunded 11/01/21) – AGM Insured	11/21 at 100.00	AA	1,068,810
1,500	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities Inc Housing & Parking Project, Series 2010, 5.250%, 10/01/30 (Pre-refunded 10/01/20) – AGM Insured	10/20 at 100.00	AA	1,538,655
1,850	Lafayette, Louisiana, Sales Tax Revenue Bonds, Public Improvements, Series 2011, 5.000%, 3/01/36 (Pre-refunded 3/01/21)	3/21 at 100.00	AA	1,928,310
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Baton Rouge Community College Facilities Corporation Project, Refunding Series 2011, 5.000%, 12/01/26 (Pre-refunded 12/01/21) – AGM Insured	12/21 at 100.00	AA	1,073,140
100	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Womans Hospital Foundation Project, Series 2010A, 6.000%, 10/01/44 (Pre-refunded 10/01/20)	10/20 at 100.00	A2	103,003

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$25	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 1998A, 5.750%, 7/01/25 – AGM Insured (ETM)	No Opt. Call	A2	$31,368
750	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R	800,648
1,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Second Lien Series 2010B, 5.000%, 5/01/37 (Pre-refunded 5/01/20) (UB)	5/20 at 100.00	AA-	1,006,790
1,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Tender Option Bond Trust 2016-XG0035, 14.683%, 5/01/39 (Pre-refunded 5/01/20), 144A (IF)	5/20 at 100.00	AA-	1,027,130
1,000	Saint Tammany Parish, Louisiana, Utilities Revenue Bonds, Series 2010B, 5.000%, 8/01/40 (Pre-refunded 8/01/20)	8/20 at 100.00	AA-	1,017,110
500	Shreveport, Louisiana, General Obligation Bonds, Series 2011, 5.000%, 8/01/31 (Pre-refunded 8/01/21)	8/21 at 100.00	A3	529,260
1,500	Terrebonne Parish Waterworks District 1, Louisiana, Water Revenue Bonds, Series 2012A, 5.000%, 11/01/37 (Pre-refunded 11/01/22)	11/22 at 100.00	AA-	1,664,280
12,945	Total U.S. Guaranteed			13,582,423
	Utilities – 3.5%
2,000	Guam Power Authority, Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/37	10/27 at 100.00	BBB	2,396,000
1,500	Louisiana Energy and Power Authority, Power Project Revenue Bonds, LEPA Unit 1, Series 2013A, 5.250%, 6/01/38 – AGM Insured	6/23 at 100.00	AA	1,697,775
2,500	Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC Project, Series 2008, 4.250%, 12/01/38	5/23 at 100.00	A3	2,634,000
500	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	3/20 at 100.00	CCC	470,890
6,500	Total Utilities			7,198,665
	Water and Sewer – 6.3%
1,000	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2014B, 5.000%, 2/01/39	2/25 at 100.00	AA	1,180,650
1,665	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2019A, 4.000%, 2/01/45	2/29 at 100.00	AA	1,947,933
1,500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A, 5.000%, 2/01/39	2/24 at 100.00	AA-	1,703,535
1,500	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 4.250%, 6/01/34	6/24 at 100.00	A	1,671,135
1,315	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A	1,538,905
200	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/34	12/24 at 100.00	A-	233,848
365	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien Series 2019B, 4.000%, 12/01/49 – AGM Insured	12/28 at 100.00	AA	417,053
1,500	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series 2003A Refunding, 5.000%, 12/01/32 – BAM Insured	12/28 at 100.00	AA	1,956,525

Nuveen Louisiana Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$2,000	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series 2016B, 5.000%, 12/01/41 – BAM Insured	12/26 at 100.00	AA	$2,428,600
11,045	Total Water and Sewer			13,078,184
$169,710	Total Municipal Bonds (cost $177,731,565)			191,304,683

Shares	Description (1)	Value
	COMMON STOCKS – 1.5%
	Electric Utilities – 1.5%
110,435	Energy Harbor Corp, (6), (7)	$3,147,384
	Total Common Stocks (cost $2,952,475)	3,147,384
	Total Long-Term Investments (cost $180,684,040)	194,452,067

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.3%
	MUNICIPAL BONDS – 0.3%
	Tax Obligation/Limited – 0.3%
$600	Louisiana Public Facilities Authority, Equipment and Capital Facilities Loan Program Revenue Bonds, Variable Rate Demand Obligations, Series 2004, 1.390%, 7/01/21 (Mandatory Put 3/05/20) (8)	4/20 at 100.00	VMIG-1	$600,000
$600	Total Short-Term Investments (cost $600,000)			600,000
	Total Investments (cost $181,284,040) – 94.3%			195,052,067
	Floating Rate Obligations – (0.4)%			(750,000)
	Other Assets Less Liabilities – 6.1%			12,540,061
	Net Assets – 100%			$206,842,128
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$191,304,683	$ —	$191,304,683
Common Stocks	—	3,147,384	—	3,147,384
Short-Term Investments:
Municipal Bonds	—	600,000	—	600,000
Total	$ —	$195,052,067	$ —	$195,052,067

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	For fair value measurement disclosure purposes, investment classified as Level 2.
(7)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(8)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen North Carolina Municipal Bond Fund
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 100.4%
	MUNICIPAL BONDS – 100.4%
	Education and Civic Organizations – 21.9%
$1,995	Appalachian State University, North Carolina, General Revenue Bonds, Millennial Campus End Zone Project, Series 2018, 5.000%, 5/01/44	5/28 at 100.00	A1	$2,474,159
2,000	Appalachian State University, North Carolina, General Revenue Bonds, Series 2019, 4.000%, 10/01/48	10/29 at 100.00	Aa3	2,314,540
1,000	Board of Governors of the University of North Carolina, Winston-Salem State University General Revenue Bonds, Series 2013, 5.000%, 4/01/33	4/22 at 100.00	A3	1,075,840
2,595	East Carolina University, North Carolina, General Revenue Bonds, Series 2014A, 5.000%, 10/01/41	10/23 at 100.00	AA-	2,940,135
2,000	East Carolina University, North Carolina, General Revenue Bonds, Series 2016A, 5.000%, 10/01/29	4/26 at 100.00	AA-	2,472,800
	Elizabeth City State University, North Carolina, General Revenue Bonds, Series 2019:
620	5.000%, 4/01/26 – AGM Insured	No Opt. Call	AA	760,275
645	5.000%, 4/01/27 – AGM Insured	No Opt. Call	AA	811,655
425	5.000%, 4/01/28 – AGM Insured	No Opt. Call	AA	547,153
465	5.000%, 4/01/29 – AGM Insured	No Opt. Call	AA	612,275
745	5.000%, 4/01/30 – AGM Insured	4/29 at 100.00	AA	976,211
1,500	5.000%, 4/01/40 – AGM Insured	4/29 at 100.00	AA	1,916,730
4,500	North Carolina Agricultural and Technical State University, General Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/40	10/25 at 100.00	AA-	5,320,575
1,930	North Carolina Agrigultural & Technical State University, General Revenue Bonds, Series 2013, 5.000%, 10/01/37	10/21 at 100.00	A1	2,044,295
2,440	North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue Bonds, High Point University, Series 2012, 5.000%, 5/01/32	5/21 at 100.00	A-	2,548,092
2,000	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Davidson College, Series 2014, 5.000%, 3/01/45	3/22 at 100.00	AA+	2,142,840
	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Series 2015 A:
5,000	5.000%, 10/01/41	10/25 at 100.00	AA+	6,025,600
9,420	5.000%, 10/01/55	10/25 at 100.00	AA+	11,262,269
1,000	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Johnson & Wales University, Series 2013A, 5.000%, 4/01/28	4/23 at 100.00	A-	1,098,200
	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Refunding Series 2016:
800	4.000%, 6/01/33	6/26 at 100.00	BBB+	900,448
685	4.000%, 6/01/34	6/26 at 100.00	BBB+	769,865
5,000	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Refunding Series 2018, 5.000%, 6/01/38	6/26 at 100.00	BBB+	5,927,450

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$7,500	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Refunding Series 2018, 5.000%, 1/01/48	1/28 at 100.00	AA	$9,312,450
	North Carolina Central University, General Revenue Bonds, Refunding Series 2016:
3,140	5.000%, 10/01/26	4/26 at 100.00	A3	3,802,571
3,215	5.000%, 10/01/27	4/26 at 100.00	A3	3,884,652
1,035	North Carolina Central University, General Revenue Bonds, Series 2019, 5.000%, 4/01/38	4/29 at 100.00	A3	1,319,532
2,750	North Carolina State University at Raleigh, General Revenue Bonds, Series 2013A, 5.000%, 10/01/42	10/23 at 100.00	Aa1	3,098,205
5,000	University of North Carolina, Asheville, General Revenue Bonds, Refunding Series 2017, 5.000%, 6/01/42	6/26 at 100.00	A1	5,951,800
	University of North Carolina, Asheville, General Revenue Bonds, Refunding Series 2019:
1,025	5.000%, 6/01/30	6/29 at 100.00	A1	1,345,507
1,000	5.000%, 6/01/31	6/29 at 100.00	A1	1,307,740
1,125	5.000%, 6/01/32	6/29 at 100.00	A1	1,468,260
1,180	5.000%, 6/01/33	6/29 at 100.00	A1	1,536,372
1,240	5.000%, 6/01/34	6/29 at 100.00	A1	1,611,169
2,750	University of North Carolina, Chapel Hill, Utilities System Revenue Refunding Bonds, Series 1997, 0.000%, 8/01/20	No Opt. Call	Aaa	2,740,540
4,590	University of North Carolina, Charlotte, General Revenue Bonds, Refunding Series 2015, 5.000%, 4/01/45	4/25 at 100.00	Aa3	5,384,988
230	University of North Carolina, Charlotte, General Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/31	10/27 at 100.00	Aa3	294,246
1,975	University of North Carolina, Charlotte, General Revenue Bonds, Series 2014, 5.000%, 4/01/31	4/24 at 100.00	Aa3	2,280,493
	University of North Carolina, Charlotte, General Revenue Bonds, Series 2017:
7,515	5.000%, 10/01/42	10/27 at 100.00	Aa3	9,401,340
1,250	5.000%, 10/01/47	10/27 at 100.00	Aa3	1,553,425
	University of North Carolina, Charlotte, General Revenue Bonds, Series 2020A:
1,500	4.000%, 10/01/45	10/29 at 100.00	Aa3	1,766,385
1,500	4.000%, 10/01/49	10/29 at 100.00	Aa3	1,756,890
	University of North Carolina, Greensboro, General Revenue Bonds, Refunding Series 2017:
1,000	5.000%, 4/01/30	4/28 at 100.00	Aa3	1,299,300
835	5.000%, 4/01/31	4/28 at 100.00	Aa3	1,077,868
	University of North Carolina, Greensboro, General Revenue Bonds, Series 2014:
1,085	5.000%, 4/01/32	4/24 at 100.00	Aa3	1,256,376
2,070	5.000%, 4/01/39	4/24 at 100.00	Aa3	2,386,938
6,000	University of North Carolina, Greensboro, General Revenue Bonds, Series 2018, 5.000%, 4/01/43	4/28 at 100.00	Aa3	7,550,940

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	University of North Carolina, Wilmington, General Revenue Bonds, Refunding Series 2019B:
$1,000	5.000%, 10/01/34	10/29 at 100.00	Aa3	$1,328,470
1,275	5.000%, 10/01/35	10/29 at 100.00	Aa3	1,686,022
595	4.000%, 10/01/36	10/29 at 100.00	Aa3	714,149
2,045	4.000%, 10/01/37	10/29 at 100.00	Aa3	2,448,356
4,500	Western Carolina University, North Carolina, General Revenue Bonds, Series 2018, 5.000%, 10/01/43	4/28 at 100.00	Aa3	5,630,400
116,690	Total Education and Civic Organizations			140,136,791
	Health Care – 14.2%
3,030	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2011A, 5.125%, 1/15/37	1/21 at 100.00	AA-	3,133,808
1,615	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2012A, 5.000%, 1/15/31	1/22 at 100.00	AA-	1,734,510
	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2016A:
2,000	5.000%, 1/15/25	No Opt. Call	AA-	2,388,260
3,000	5.000%, 1/15/36	1/26 at 100.00	AA-	3,572,310
1,685	5.000%, 1/15/40	1/26 at 100.00	AA-	1,991,114
1,000	Nash Health Care Systems, North Carolina, Health Care Facilities Revenue Bonds, Series 2012, 4.250%, 11/01/32	5/22 at 100.00	BBB	1,048,570
	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2017:
2,895	5.000%, 10/01/35	10/27 at 100.00	A+	3,472,900
2,990	5.000%, 10/01/42	10/27 at 100.00	A+	3,542,672
960	5.000%, 10/01/47	10/27 at 100.00	A+	1,129,997
4,735	North Carolina Medial Care Commission, Health Care Facilities Revenue Bonds, Rex Healthcare, Series 2020A, 4.000%, 7/01/49	1/30 at 100.00	AA-	5,614,337
4,200	North Carolina Medical Care Commission Hospital Revenue Refunding Bonds, North Carolina Baptist Hospital, Series 2010, 5.000%, 6/01/34	6/20 at 100.00	A	4,241,370
2,770	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Blue Ridge HealthCare, Refunding Series 2010A, 5.000%, 1/01/36	3/20 at 100.00	A	2,776,759
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Cape Fear Valley Health System, Refunding Series 2012A:
2,200	5.000%, 10/01/25	10/22 at 100.00	A-	2,414,544
2,300	5.000%, 10/01/26	10/22 at 100.00	A-	2,521,214
555	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Refunding Series 2016A, 5.000%, 6/01/28	No Opt. Call	AA	728,970
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Novant Health Inc, Series 2010A:
5,350	5.250%, 11/01/40	11/20 at 100.00	AA-	5,495,413
10,000	4.750%, 11/01/43	11/20 at 100.00	AA-	10,205,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$4,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Novant Health Obligated Group, Series 2019A, 4.000%, 11/01/52	11/29 at 100.00	AA-	$4,691,440
2,950	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Rex Healthcare, Series 2015A, 5.000%, 7/01/44	7/25 at 100.00	AA-	3,422,059
5,860	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Vidant Health, Refunding Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A+	6,848,113
2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Wake Forest Baptist Obligated Group, Series 2012A, 5.000%, 12/01/45	12/22 at 100.00	A	2,154,400
5,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Refunding Series 2012A, 5.000%, 10/01/27	10/22 at 100.00	A+	5,491,600
	North Carolina Medical Care Commission, Health Care Facilities Revenues Bonds, Wake Forest Baptist Obligated Group, Series 2019A:
1,000	5.000%, 12/01/31	12/28 at 100.00	A	1,279,640
1,000	5.000%, 12/01/33	12/28 at 100.00	A	1,272,250
1,385	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Scotland Memorial Hospital, Series 1999, 5.500%, 10/01/29 – RAAI Insured	3/20 at 100.00	AA	1,390,235
	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical Center, Refunding Series 2012:
865	5.000%, 6/01/25	6/22 at 100.00	BBB+	936,977
2,000	5.000%, 6/01/32	6/22 at 100.00	BBB+	2,153,020
	University of North Carolina, Chapel Hill, Revenue Bonds, Hospital System, Series 2019:
2,295	5.000%, 2/01/45	No Opt. Call	AA	3,582,954
1,060	5.000%, 2/01/49	No Opt. Call	AA	1,708,709
80,700	Total Health Care			90,943,645
	Housing/Single Family – 0.3%
1,800	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2011-1, 4.500%, 1/01/28	1/21 at 100.00	AA	1,832,832
	Long-Term Care – 1.0%
1,500	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Sharon Towers, Series 2019A, 5.000%, 7/01/49	7/26 at 103.00	N/R	1,747,920
2,735	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, United Methodist Retirement Homes, Refunding Series 2013A, 5.000%, 10/01/33	10/23 at 100.00	N/R	3,045,997
	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, United Methodist Retirement Homes, Refunding Series 2016A:
550	5.000%, 10/01/30	10/26 at 100.00	BBB	662,733
225	5.000%, 10/01/31	10/26 at 100.00	BBB	270,223
725	North Carolina Medical Care Commission, Revenue Bonds, First Mortgage Galloway Ridge Project, Refunding Series 2019A, 5.000%, 1/01/39	1/27 at 103.00	N/R	852,926
5,735	Total Long-Term Care			6,579,799

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 9.7%
	Asheville, North Carolina, General Obligation Bonds, Refunding Series 2020A:
$1,040	2.000%, 6/01/37 (WI/DD, Settling 3/25/20)	6/30 at 100.00	AAA	$1,047,894
1,040	2.000%, 6/01/38 (WI/DD, Settling 3/25/20)	6/30 at 100.00	AAA	1,038,211
1,040	2.000%, 6/01/39 (WI/DD, Settling 3/25/20)	6/30 at 100.00	AAA	1,033,271
1,040	2.000%, 6/01/40 (WI/DD, Settling 3/25/20)	6/30 at 100.00	AAA	1,029,454
	Charlotte, North Carolina, General Obligation Bonds, Refunding Series 2016A:
1,000	5.000%, 7/01/28	7/26 at 100.00	AAA	1,253,830
1,250	5.000%, 7/01/30	7/26 at 100.00	AAA	1,560,225
2,000	Charlotte, North Carolina, General Obligation Bonds, Refunding Series 2019A, 5.000%, 6/01/34	6/29 at 100.00	AAA	2,671,940
	Davidson County, North Carolina, General Obligation Bonds, Refunding Series 2016:
300	5.000%, 6/01/25	No Opt. Call	Aa1	363,981
1,150	5.000%, 6/01/26	No Opt. Call	Aa1	1,437,707
1,000	5.000%, 6/01/28	6/26 at 100.00	Aa2	1,245,300
1,795	5.000%, 6/01/30	6/26 at 100.00	Aa2	2,224,328
1,500	Forsyth County, North Carolina, General Obligation Bonds, Limited Obligation Series 2009, 5.000%, 4/01/30	4/20 at 100.00	AA+	1,504,800
3,440	Greensboro, North Carolina, General Obligation Bonds, Public Improvement Series 2018B, 5.000%, 10/01/24	No Opt. Call	AAA	4,097,969
2,695	Greensboro, North Carolina, General Obligation Bonds, Refunding Series 2020C, 4.000%, 2/01/28 (WI/DD, Settling 3/31/20)	No Opt. Call	AAA	3,323,205
1,000	Guilford County, North Carolina, General Obligation Bonds, Public Improvement Series 2017B, 5.000%, 5/01/26	No Opt. Call	AAA	1,254,700
2,285	Guilford County, North Carolina, General Obligation Bonds, Refunding Series 2017, 5.000%, 3/01/27	No Opt. Call	AAA	2,936,773
2,000	Mecklenburg County, North Carolina, General Obligation Bonds, Refunding Series 2013A, 5.000%, 12/01/26	No Opt. Call	AAA	2,552,360
4,000	North Carolina State, General Obligation Bonds, Refunding Series 2014A, 5.000%, 6/01/23	No Opt. Call	AAA	4,545,120
11,570	North Carolina State, General Obligation Bonds, Series 2015A, 5.000%, 6/01/24 (UB) (4)	No Opt. Call	AAA	13,619,047
2,000	Raleigh, North Carolina, General Obligation Bonds, Refunding Series 2016A, 5.000%, 9/01/26	No Opt. Call	AAA	2,534,080
1,260	Sampson County Water & Sewer District II, North Carolina, General Obligation Bonds, Refunding Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A1	1,489,622
1,575	Wake County, North Carolina, General Obligation Bonds, Public Improvement Series 2014, 5.000%, 9/01/20	No Opt. Call	AAA	1,608,059
1,045	Wake County, North Carolina, General Obligation Bonds, Public Improvement Series 2019A, 5.000%, 3/01/31	3/29 at 100.00	AAA	1,399,715
500	Wake County, North Carolina, Limited Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/35	12/26 at 100.00	AA+	622,440
2,045	Wake County, North Carolina, Limited Obligation Bonds, Series 2018A, 5.000%, 8/01/36	8/28 at 100.00	AA+	2,644,492

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$2,000	Wake County, North Carolina, Limited Obligation Bonds, Series 2019, 5.000%, 9/01/36	9/29 at 100.00	AA+	$2,654,660
51,570	Total Tax Obligation/General			61,693,183
	Tax Obligation/Limited – 17.1%
	Buncombe County, North Carolina, Limited Obligation Bonds, Refunding Series 2015:
1,250	5.000%, 6/01/33	6/25 at 100.00	AA+	1,507,638
1,375	5.000%, 6/01/35	6/25 at 100.00	AA+	1,654,317
	Burke County, North Carolina, Limited Obligation Bonds, Series 2018:
400	5.000%, 4/01/29	4/27 at 100.00	Aa3	506,212
100	5.000%, 4/01/31	4/27 at 100.00	Aa3	125,251
	Charlotte, North Carolina, Certificates of Participation, Convention Facilities Project, Series 2019A:
1,010	5.000%, 6/01/40	6/29 at 100.00	AA+	1,314,909
3,500	5.000%, 6/01/44	6/29 at 100.00	AA+	4,514,790
	Charlotte, North Carolina, Certificates of Participation, Refunding Cultural Arts Facilities Series 2019B:
4,080	5.000%, 6/01/35	6/29 at 100.00	AA+	5,385,600
1,930	5.000%, 6/01/37	6/29 at 100.00	AA+	2,534,862
2,505	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/39	12/24 at 100.00	AAA	2,939,843
	Davidson County, North Carolina, Limited Obligation Bonds, Series 2020:
500	4.000%, 6/01/38	6/30 at 100.00	Aa2	610,255
500	4.000%, 6/01/39	6/30 at 100.00	Aa2	606,605
	Duplin County, North Carolina, Limited Obligation Bonds, County Water Districts, Series 2016:
1,475	5.000%, 4/01/32	4/26 at 100.00	A+	1,783,894
1,000	5.000%, 4/01/34	4/26 at 100.00	A+	1,203,660
1,265	Durham Capital Financing Corporation, Durham County, North Carolina, Limited Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/30	12/26 at 100.00	AA+	1,592,939
2,535	Greensboro, North Carolina, Limited Obligation Bonds, Coliseum Complex Project, Series 2018A, 5.000%, 4/01/42	4/28 at 100.00	AA+	3,198,359
488	Hillsborough, North Carolina, Special Assessement Revenue Bonds, Series 2013, 7.750%, 2/01/24	2/23 at 100.00	N/R	512,512
	Mooresville, North Carolina, Special Assessment Revenue Bonds, Series 2015:
570	4.375%, 3/01/25, 144A	No Opt. Call	N/R	580,539
1,600	5.375%, 3/01/40, 144A	3/25 at 100.00	N/R	1,672,912
5,000	North Carolina State, Limited Obligation Bonds, Refunding Series 2014C, 5.000%, 5/01/25	5/24 at 100.00	AA+	5,859,000
	North Carolina State, Limited Obligation Bonds, Refunding Series 2017B:
4,395	5.000%, 5/01/29	5/27 at 100.00	AA+	5,608,108
8,950	5.000%, 5/01/30	5/27 at 100.00	AA+	11,368,558

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	North Carolina State, Limited Obligation Bonds, Series 2019A:
$2,500	5.000%, 5/01/31	5/29 at 100.00	AA+	$3,339,325
2,500	5.000%, 5/01/32	5/29 at 100.00	AA+	3,332,850
	North Carolina Turnpike Authority, Monroe Connector System State Appropriation Bonds, Series 2011:
1,810	5.000%, 7/01/29	7/21 at 100.00	AA+	1,906,726
9,375	5.000%, 7/01/36	7/21 at 100.00	AA+	9,851,719
500	5.000%, 7/01/41	7/21 at 100.00	AA+	524,950
1,000	Onslow County, North Carolina, Limited Obligation Bonds, Series 2016, 5.000%, 10/01/27	10/26 at 100.00	Aa2	1,257,530
14,146	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1, 4.500%, 7/01/34	7/25 at 100.00	N/R	15,568,946
	Raleigh, North Carolina, Limited Obligation Bonds, Series 2014A:
455	5.000%, 10/01/33	10/24 at 100.00	AA+	537,360
750	5.000%, 10/01/34	10/24 at 100.00	AA+	884,828
1,000	Rocky Mount, North Carolina, Special Obligation Bonds, Series 2016, 5.000%, 5/01/29	5/26 at 100.00	AA+	1,235,950
2,950	Sampson Area Development Corporation, Sampson County, North Carolina, Installment Payment Revenue Bonds, Refunding Series 2010, 5.250%, 6/01/24 – AGM Insured	No Opt. Call	AA	3,329,075
2,445	Sampson County, North Carolina, Limited Obligaiton Bonds, Refunding Series 2015, 5.000%, 12/01/35	12/25 at 100.00	A1	2,944,416
3,570	Sampson County, North Carolina, Limited Obligaiton Bonds, Refunding Series 2017, 5.000%, 9/01/40	9/27 at 100.00	A1	4,432,690
	Scotland County, North Carolina, Limited Obligation Bonds, Series 2017:
500	5.000%, 12/01/30	12/27 at 100.00	A	637,835
250	5.000%, 12/01/33	12/27 at 100.00	A	316,160
	Scotland County, North Carolina, Limited Obligation Bonds, Series 2018:
660	5.000%, 12/01/33	12/28 at 100.00	A	854,000
690	5.000%, 12/01/35	12/28 at 100.00	A	889,293
1,000	Wilmington, North Carolina, Limited Obligation Bonds, Refunding Series 2016, 5.000%, 6/01/30	6/26 at 100.00	AA+	1,239,180
225	Wilmington, North Carolina, Storm Water Fee Revenue Bonds, Series 2007, 5.000%, 6/01/33 – AMBAC Insured	3/20 at 100.00	AA+	225,709
550	Winston-Salem, North Carolina, Limited Obligation Bonds, Series 2020A, 5.000%, 6/01/25	No Opt. Call	AA+	668,558
91,304	Total Tax Obligation/Limited			109,057,863
	Transportation – 20.6%
6,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010A, 5.500%, 7/01/34	7/20 at 100.00	AA-	6,090,420
10,280	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010B, 5.375%, 7/01/28 (AMT)	7/20 at 100.00	AA-	10,425,976

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2014A:
$4,000	5.000%, 7/01/32	7/24 at 100.00	AA-	$4,657,040
5,000	5.000%, 7/01/33	7/24 at 100.00	AA-	5,814,400
4,935	5.000%, 7/01/34	7/24 at 100.00	AA-	5,734,273
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2017A:
1,925	5.000%, 7/01/42	7/27 at 100.00	Aa3	2,389,560
6,610	5.000%, 7/01/47	7/27 at 100.00	Aa3	8,150,857
3,500	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Series 2019A, 4.000%, 7/01/44	7/29 at 100.00	Aa3	4,157,335
	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes Project, Series 2015:
1,500	5.000%, 12/31/37 (AMT)	6/25 at 100.00	BBB-	1,736,385
11,170	5.000%, 6/30/54 (AMT)	6/25 at 100.00	BBB-	12,722,407
	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Capital Appreciation Series 2017C:
865	0.000%, 7/01/27	7/26 at 96.08	BBB	753,848
880	0.000%, 7/01/29	7/26 at 87.76	BBB	690,474
175	0.000%, 7/01/32	7/26 at 75.72	BBB	116,667
1,500	0.000%, 7/01/34	7/26 at 68.37	BBB	892,440
2,905	0.000%, 7/01/35	7/26 at 64.91	BBB	1,633,104
3,735	0.000%, 7/01/38	7/26 at 55.68	BBB	1,776,590
3,995	0.000%, 7/01/39	7/26 at 52.96	BBB	1,800,746
2,385	0.000%, 7/01/40	7/26 at 50.36	BBB	1,019,731
1,200	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A, 5.000%, 7/01/47	7/26 at 100.00	BBB	1,406,412
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Senior Lien Series 2017:
1,000	5.000%, 1/01/31 – AGM Insured	1/27 at 100.00	AA	1,239,630
1,415	5.000%, 1/01/39 – AGM Insured	1/27 at 100.00	AA	1,728,210
4,625	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Series 2018A, 4.000%, 1/01/33	1/28 at 100.00	AA+	5,521,787
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2009B:
70	0.000%, 1/01/34 – AGC Insured	No Opt. Call	AA	51,116
3,760	0.000%, 1/01/35 – AGC Insured	No Opt. Call	AA	2,666,592
21,205	0.000%, 1/01/36 – AGC Insured	No Opt. Call	AA	14,603,035
20,150	0.000%, 1/01/37 – AGC Insured	No Opt. Call	AA	13,375,167
15,615	0.000%, 1/01/38 – AGC Insured	No Opt. Call	AA	10,034,199

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$4,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2019, 5.000%, 1/01/49 – AGM Insured	1/30 at 100.00	AA	$5,116,600
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2010A:
1,000	5.000%, 5/01/26	5/20 at 100.00	Aa3	1,006,790
1,675	5.000%, 5/01/36	5/20 at 100.00	Aa3	1,686,373
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2015A:
1,225	5.000%, 5/01/29	5/25 at 100.00	Aa3	1,460,372
300	5.000%, 5/01/30	5/25 at 100.00	Aa3	356,646
790	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2020A, 5.000%, 5/01/36 (AMT) (WI/DD, Settling 3/04/20)	5/30 at 100.00	Aa3	1,053,062
149,390	Total Transportation			131,868,244
	U.S. Guaranteed – 5.1% (5)
	Asheville, North Carolina, Limited Obligation Bonds, Series 2012:
300	5.000%, 4/01/30 (Pre-refunded 4/01/22)	4/22 at 100.00	AA+	326,367
350	5.000%, 4/01/32 (Pre-refunded 4/01/22)	4/22 at 100.00	AA+	380,761
1,465	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2012A, 5.000%, 4/01/28 (Pre-refunded 4/01/22)	4/22 at 100.00	AA-	1,592,162
1,215	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Refunding Series 2014A, 5.000%, 6/01/40 (Pre-refunded 6/01/24)	6/24 at 100.00	AA+	1,428,087
	Charlotte Housing Authority, North Carolina, Capital Fund Program Revenue Bonds, Strwan and Parktowne Rehabilitation Project, Series 2011:
295	4.550%, 12/01/31 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R	313,219
2,705	4.550%, 12/01/31 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R	2,872,061
250	Dare County, North Carolina, Utilities System Revenue Bonds, Series 2011, 5.000%, 2/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	AA	259,698
6,400	Durham, North Carolina, Utility System Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/41 (Pre-refunded 6/01/21)	6/21 at 100.00	AAA	6,738,688
	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B:
15	6.000%, 1/01/22 (ETM)	No Opt. Call	Baa2	16,415
520	6.000%, 1/01/22 – AGC Insured (ETM)	No Opt. Call	AA	569,057
310	6.000%, 1/01/26 (ETM)	No Opt. Call	AAA	400,173
6,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Series 2010A, 5.000%, 6/01/42 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R	6,060,300
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Series 2012A:
750	5.000%, 6/01/32 (Pre-refunded 6/01/22)	6/22 at 100.00	AA	820,275
380	5.000%, 6/01/35 (Pre-refunded 6/01/22)	6/22 at 100.00	AA	415,606
3,000	5.000%, 6/01/42 (Pre-refunded 6/01/22)	6/22 at 100.00	AA	3,281,100

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$1,450	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2012A, 5.000%, 3/01/30 (Pre-refunded 3/01/22)	3/22 at 100.00	AAA	$1,572,365
5,000	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2013A, 5.000%, 3/01/31 (Pre-refunded 3/01/23)	3/23 at 100.00	AAA	5,629,650
30,405	Total U.S. Guaranteed			32,675,984
	Utilities – 2.2%
1,000	Concord, North Carolina, Utilities Systems Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/33	6/26 at 100.00	Aa2	1,227,650
3,330	Greenville, North Carolina, Combined Enterprise System Revenue Bonds, Series 2016, 4.000%, 4/01/46	4/26 at 100.00	Aa1	3,777,585
4,950	Greenville, North Carolina, Combined Enterprise System Revenue Bonds, Series 2019, 5.000%, 8/01/44	8/29 at 100.00	Aa1	6,402,330
1,430	Monroe, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2017, 5.000%, 3/01/43	3/27 at 100.00	A+	1,746,674
740	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/30	7/26 at 100.00	A	913,922
11,450	Total Utilities			14,068,161
	Water and Sewer – 8.3%
2,115	Cape Fear Public Utility Authority, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2019A, 4.000%, 8/01/44	8/29 at 100.00	AA+	2,513,085
	Cary, North Carolina, Combined Enterprise System Revenue Bonds, Series 2017:
400	4.000%, 12/01/38	12/26 at 100.00	AAA	465,140
1,700	5.000%, 12/01/41	12/26 at 100.00	AAA	2,100,996
940	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2015, 5.000%, 7/01/32	7/25 at 100.00	AAA	1,138,284
500	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2018, 5.000%, 7/01/44	7/28 at 100.00	AAA	639,515
2,350	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B, 5.000%, 7/01/38	7/20 at 100.00	AAA	2,381,279
	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2017B:
1,815	5.000%, 12/01/26	No Opt. Call	AAA	2,314,905
1,000	5.000%, 12/01/27	No Opt. Call	AAA	1,310,310
2,535	5.000%, 12/01/28	12/27 at 100.00	AAA	3,311,775
5,000	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2017A, 4.000%, 6/01/47	6/27 at 100.00	AAA	5,787,000
1,000	High Point, North Carolina, Combined Enterprise System Revenue Bonds, Series 2014, 5.000%, 11/01/39	11/24 at 100.00	AAA	1,171,130
600	Jacksonville City, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2016, 5.250%, 5/01/29	No Opt. Call	Aa3	814,140
1,750	Metropolitan Sewerage District of Buncombe County, North Carolina, Sewerage System Revenue Bonds, Series 2014, 5.000%, 7/01/39	7/24 at 100.00	Aaa	2,027,813

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2015:
$3,185	5.000%, 6/01/34	6/25 at 100.00	AA	$3,779,226
3,345	5.000%, 6/01/35	6/25 at 100.00	AA	3,968,073
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2017:
1,215	5.000%, 6/01/27	No Opt. Call	AA	1,545,735
1,335	5.000%, 6/01/28	6/27 at 100.00	AA	1,692,833
1,000	5.000%, 6/01/33	6/27 at 100.00	AA	1,247,910
	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2016:
600	5.000%, 12/01/25	No Opt. Call	Aa3	737,412
940	5.000%, 12/01/28	12/26 at 100.00	Aa3	1,187,737
2,805	Sanford, North Carolina, Enterprise Systems Revenue Bonds, Refunding Series 2019, 4.000%, 6/01/45	6/29 at 100.00	Aa3	3,301,625
	Union County, North Carolina, Enterprise System Revenue Bonds, Series 2015:
1,020	5.000%, 6/01/31	12/25 at 100.00	AA+	1,253,376
500	5.000%, 6/01/32	12/25 at 100.00	AA+	613,585
	Union County, North Carolina, Enterprise System Revenue Bonds, Series 2017:
400	5.000%, 6/01/24	No Opt. Call	AA+	469,924
400	5.000%, 6/01/28	6/27 at 100.00	AA+	512,984
1,400	Union County, North Carolina, Enterprise System Revenue Bonds, Series 2019A, 4.000%, 6/01/44	6/29 at 100.00	AA+	1,659,700
	Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2016A:
1,150	5.000%, 6/01/25	No Opt. Call	AAA	1,400,539
2,800	5.000%, 6/01/26	No Opt. Call	AAA	3,519,880
365	5.000%, 6/01/29	6/26 at 100.00	AAA	456,374
44,165	Total Water and Sewer			53,322,285
$583,209	Total Long-Term Investments (cost $581,900,388)			642,178,787
	Floating Rate Obligations – (1.4)%			(9,255,000)
	Other Assets Less Liabilities – 1.0%			6,482,725
	Net Assets – 100%			$639,406,512

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$642,178,787	$ —	$642,178,787

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Tennessee Municipal Bond Fund
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 105.5%
	MUNICIPAL BONDS – 105.5%
	Education and Civic Organizations – 7.4%
$3,500	Claiborne County Industrial Development Board, Tennessee, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2010, 6.125%, 10/01/40	10/20 at 100.00	N/R	$3,580,010
	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009:
900	6.125%, 10/01/29	3/20 at 100.00	N/R	903,033
1,090	6.375%, 10/01/34	3/20 at 100.00	N/R	1,093,717
1,740	6.625%, 10/01/39	3/20 at 100.00	N/R	1,746,073
900	Franklin County Health and Educational Facilities Board, Tennessee, Revenue Bonds, University of the South, Refunding & Improvement Series 2014, 5.000%, 9/01/29	9/22 at 100.00	A+	985,914
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
660	5.000%, 11/01/27	11/21 at 100.00	A	703,045
1,300	5.000%, 11/01/28	11/21 at 100.00	A	1,384,565
1,295	5.000%, 11/01/29	11/21 at 100.00	A	1,378,579
1,495	5.000%, 11/01/30	11/21 at 100.00	A	1,590,456
710	5.000%, 11/01/31	11/21 at 100.00	A	755,092
1,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 4.625%, 6/15/27, 144A (4)	No Opt. Call	N/R	600,000
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb University, Refunding & Improvement Series 2016A:
610	5.000%, 10/01/30	10/26 at 100.00	BBB	748,659
640	5.000%, 10/01/31	10/26 at 100.00	BBB	781,082
670	5.000%, 10/01/32	10/26 at 100.00	BBB	816,817
705	5.000%, 10/01/33	10/26 at 100.00	BBB	857,534
745	5.000%, 10/01/34	10/26 at 100.00	BBB	904,355
780	5.000%, 10/01/35	10/26 at 100.00	BBB	945,329
2,750	5.000%, 10/01/45	10/26 at 100.00	BBB	3,273,352
3,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb University, Refunding & Improvement Series 2019A, 5.250%, 10/01/58	10/29 at 100.00	BBB	3,773,160
515	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Rocketship Education Project, Series 2017E, 5.375%, 6/01/52, 144A	6/26 at 100.00	N/R	566,593

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Shelby County Health, Educational and Housing Facility Board, Tennessee, Educational Facilities Revenue Bonds, Rhodes College, Series 2015:
$700	5.000%, 8/01/40	8/25 at 100.00	A+	$834,617
1,000	5.000%, 8/01/45	8/25 at 100.00	A+	1,183,250
26,705	Total Education and Civic Organizations			29,405,232
	Health Care – 13.7%
	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-2:
100	5.000%, 8/01/31	8/29 at 100.00	BBB+	128,612
100	5.000%, 8/01/32	8/29 at 100.00	BBB+	128,237
100	5.000%, 8/01/33	8/29 at 100.00	BBB+	127,836
100	5.000%, 8/01/35	8/29 at 100.00	BBB+	127,312
100	5.000%, 8/01/37	8/29 at 100.00	BBB+	126,641
835	5.000%, 8/01/44	8/29 at 100.00	BBB+	1,039,575
2,300	5.000%, 8/01/49	8/29 at 100.00	BBB+	2,844,801
	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A:
500	5.000%, 10/01/34	10/24 at 100.00	BBB	578,455
1,575	5.000%, 10/01/44	10/24 at 100.00	BBB	1,800,052
4,395	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/37	7/28 at 100.00	A	5,404,927
2,885	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital Project, Series 2018A, 5.000%, 4/01/41	10/28 at 100.00	A	3,587,584
1,000	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Series 2012A, 5.000%, 8/15/42	8/22 at 100.00	A	1,076,620
4,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc, Series 2016, 5.000%, 9/01/47	9/26 at 100.00	BBB	4,646,480
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc, Series 2017:
310	5.000%, 4/01/36	4/27 at 100.00	BBB	370,676
2,000	4.000%, 4/01/36	4/27 at 100.00	BBB	2,199,160
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2016A:
2,955	5.000%, 1/01/36	1/27 at 100.00	A+	3,574,545
5,815	5.000%, 1/01/47	1/27 at 100.00	A+	6,871,411
7,500	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, East Tennessee Children's Hospital, Series 2019, 4.000%, 11/15/43	2/29 at 100.00	A	8,606,175

Nuveen Tennessee Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A:
$2,740	5.000%, 7/01/35	7/26 at 100.00	Aa1	$3,317,702
1,165	5.000%, 7/01/40	7/26 at 100.00	Aa1	1,397,452
5,000	5.000%, 7/01/46	7/26 at 100.00	Aa1	5,926,750
385	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2017A, 5.000%, 7/01/48	7/27 at 100.00	A3	461,954
45,860	Total Health Care			54,342,957
	Housing/Multifamily – 4.1%
5,315	Hendersonville Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Hickory Pointe Poject, Series 2010, 4.875%, 12/01/25	No Opt. Call	AA+	6,350,734
1,445	Kingsport Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Model City Apartments Project, Series 2009, 5.000%, 7/20/29	3/20 at 100.00	N/R	1,445,910
2,075	Knox County Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Eastowne Village Project, Refunding Series 2001, 4.000%, 6/01/31 (Mandatory Put 6/01/21)	5/20 at 101.00	N/R	2,092,679
1,395	McMinnville-Warren County Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Beersheba Heights Towers, Series 2009, 5.500%, 11/20/39	3/20 at 100.00	N/R	1,408,211
4,885	Metropolitan Governemnt of Nashville & Davidson County Health and Educational Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Parkwood Villa Apartments Project, Series 2010, 4.600%, 3/01/40 (Mandatory Put 3/01/25)	5/20 at 100.00	AA+	4,897,603
15,115	Total Housing/Multifamily			16,195,137
	Housing/Single Family – 0.4%
1,495	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2011-1A, 4.350%, 7/01/22 (AMT)	1/21 at 100.00	AA+	1,533,661
	Long-Term Care – 2.1%
1,000	Blount County Health and Educational Facilites Board, Tennessee, Revenue Refunding Bonds, Asbury, Inc, Series 2016A, 5.000%, 1/01/37	1/25 at 102.00	N/R	1,061,630
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Blakeford at Green Hills, Refunding & Improvement Series 2012:
1,500	5.000%, 7/01/27	7/22 at 100.00	BBB	1,608,645
1,340	5.000%, 7/01/32	7/22 at 100.00	BBB	1,429,619
1,210	5.000%, 7/01/37	7/22 at 100.00	BBB	1,285,819
1,100	Shelby County Health, Educational and Housing Facility Board, Tennessee, Residential Care Facility Mortgage Revenue Bonds, The Village at Germantown, Series 2014, 5.250%, 12/01/44	12/24 at 100.00	N/R	1,199,990
1,500	Shelby County Health, Educational and Housing Facility Board, Tennessee, Residential Care Facility Mortgage Revenue Bonds, The Village at Germantown, Series 2012, 5.250%, 12/01/42	12/22 at 100.00	N/R	1,582,935
7,650	Total Long-Term Care			8,168,638

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 7.2%
$2,920	Blount County, Tennessee, General Obligation Bonds, Refunding Series 2016B, 5.000%, 6/01/33	6/26 at 100.00	AA+	$3,593,410
	Franklin Special School District, Williamson County, Tennessee, General Obligation Bonds, School Improvement Series 2019:
1,000	5.000%, 6/01/37	6/29 at 100.00	Aa1	1,314,420
1,000	5.000%, 6/01/38	6/29 at 100.00	Aa1	1,309,980
4,000	Memphis, Tennessee, General Obligation Bonds, Refunding General Improvement Series 2011, 5.000%, 5/01/36	5/21 at 100.00	AA	4,176,120
585	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding & Improvement Series 2010A, 5.000%, 7/01/25	7/20 at 100.00	AA	592,979
2,500	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Tender Option Bond Trust 2015-XF0224, 14.893%, 7/01/27, 144A (IF) (5)	7/23 at 100.00	AA	3,872,500
600	Montgomery County, Tennessee, General Obligation Bonds, School & Public Improvement Series 2011, 5.000%, 4/01/21	No Opt. Call	AA+	627,318
2,645	Putnam County, Tennessee, General Obligation Bonds, Refunding School Series 2001, 5.250%, 4/01/20 – FGIC Insured	No Opt. Call	Aa2	2,654,310
3,050	Sumner County, Tennessee, General Obligation Bonds, Refunding Series 2011, 5.000%, 6/01/23	6/21 at 100.00	AA+	3,210,247
	Tennessee State, General Obligation Bonds, Series 2014A:
1,000	5.000%, 9/01/33	9/24 at 100.00	AAA	1,173,810
675	5.000%, 9/01/34	9/24 at 100.00	AAA	791,350
	Tennessee State, General Obligation Bonds, Series 2015A:
1,535	5.000%, 8/01/34	8/25 at 100.00	AAA	1,851,625
1,250	5.000%, 8/01/35	8/25 at 100.00	AAA	1,504,913
1,730	Wilson County, Tennessee, General Obligation Bonds, Refunding Series 2012, 5.000%, 4/01/23	4/22 at 100.00	AA+	1,877,967
24,490	Total Tax Obligation/General			28,550,949
	Tax Obligation/Limited – 15.3%
2,500	Bristol Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Pinnacle Project, Series 2016, 5.625%, 6/01/35	6/26 at 100.00	N/R	2,706,625
6,000	Memphis & Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tourism Development Zone Revenue Bonds, Refunding Series 2017B, 5.000%, 11/01/30	11/26 at 100.00	AA	7,495,140
250	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A, 4.750%, 7/01/27	No Opt. Call	N/R	284,215
2,000	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena Project, Junior Subordinate Lien Series 2002E, 0.000%, 4/01/34	3/20 at 43.70	N/R	870,380
1,035	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennessee, Tourism Tax Revenue Bonds, Series 2010A-1, 5.000%, 7/01/26	7/20 at 100.00	A+	1,048,672

Nuveen Tennessee Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Nashville Metropolitan Development and Housing Agency, Tennessee, Tax increment Bonds, Fifth & Broadway Development Project, Series 2018:
$700	4.500%, 6/01/28, 144A	No Opt. Call	N/R	$778,442
570	5.125%, 6/01/36, 144A	6/28 at 100.00	N/R	658,766
4,250	Pigeon Forge Industrial Development Board, Tennessee, Revenue Bonds, Public Facility, Series 2011, 5.000%, 6/01/34	6/21 at 100.00	AA	4,452,088
7,968	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1, 4.500%, 7/01/34	7/25 at 100.00	N/R	8,769,501
	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Refunding Series 2015B:
4,160	5.000%, 11/01/33 (UB) (5)	11/25 at 100.00	AA+	5,025,363
6,225	5.000%, 11/01/34 (UB) (5)	11/25 at 100.00	AA+	7,512,330
1,500	5.000%, 11/01/35	11/25 at 100.00	AA+	1,808,385
1,295	5.000%, 11/01/40	11/25 at 100.00	AA+	1,544,029
5,000	5.000%, 11/01/40 (UB) (5)	11/25 at 100.00	AA+	5,961,500
10,000	5.000%, 11/01/45 (UB) (5)	11/25 at 100.00	AA+	11,857,300
53,453	Total Tax Obligation/Limited			60,772,736
	Transportation – 6.8%
	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2010B:
3,250	5.625%, 7/01/20 (AMT)	No Opt. Call	A	3,301,415
420	5.750%, 7/01/23 (AMT)	7/20 at 100.00	A	426,674
2,265	5.750%, 7/01/24 (AMT)	7/20 at 100.00	A	2,300,991
5,750	Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Improvement Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A+	6,816,912
	Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Subordinate Series 2019A:
3,165	4.000%, 7/01/49	7/30 at 100.00	A2	3,770,053
5,350	4.000%, 7/01/54	7/30 at 100.00	A2	6,339,590
2,000	Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Subordinate Series 2019B, 5.000%, 7/01/49 (AMT)	7/30 at 100.00	A2	2,555,700
1,510	Metropolitan Nashville Airport Authority, Tennessee, Special Facility Revenue Bonds, Aero Nashville LLC Project, Refunding Series 2010, 5.200%, 7/01/26	7/20 at 100.00	Baa3	1,528,769
23,710	Total Transportation			27,040,104
	U.S. Guaranteed – 17.3% (6)
	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2013A:
1,500	5.000%, 1/01/33 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+	1,672,215
1,000	5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+	1,121,770

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
	Clarksville, Tennessee, Electric System Revenue Bonds, Series 2010A:
$1,160	5.000%, 9/01/34 (Pre-refunded 9/01/20)	9/20 at 100.00	Aa2	$1,184,464
2,500	5.000%, 9/01/35 (Pre-refunded 9/01/20)	9/20 at 100.00	Aa2	2,552,725
2,375	First Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2012A, 5.000%, 12/01/32 (Pre-refunded 12/01/22)	12/22 at 100.00	AAA	2,646,581
	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Refunding Series 2010A:
905	5.375%, 7/01/25 (Pre-refunded 7/01/20)	7/20 at 100.00	Baa1	918,457
200	5.625%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	Baa1	203,136
1,250	6.000%, 7/01/38 (Pre-refunded 7/01/20)	7/20 at 100.00	Baa1	1,271,088
	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C:
210	5.125%, 7/01/25 (Pre-refunded 7/01/20) – NPFG Insured	7/20 at 100.00	N/R	213,665
2,735	5.125%, 7/01/25 (ETM)	5/20 at 100.00	Baa2	2,920,953
9,570	5.250%, 7/01/28 (ETM)	5/20 at 100.00	Baa2	10,267,079
3,000	Knox-Chapman Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2011, 5.250%, 1/01/36 (Pre-refunded 1/01/21)	1/21 at 100.00	AA-	3,111,930
18,670	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Subordinate Lien Revenue Bonds, Volunteer Healthcare Systems Inc, Series 1988, 0.000%, 6/01/21 (ETM)	No Opt. Call	N/R	18,448,761
715	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding & Improvement Series 2010A, 5.000%, 7/01/25 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R	724,874
495	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding Series 2012, 5.000%, 7/01/23 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	543,089
	Rutherford County Health and Educational Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Spring Valley Apartments Project, Series 2010A:
435	5.125%, 10/01/30 (Pre-refunded 10/01/20)	10/20 at 100.00	N/R	445,536
3,700	5.850%, 10/01/46 (Pre-refunded 10/01/20)	10/20 at 100.00	N/R	3,807,041
1,000	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Methodist Le Bonheur Healthcare, Series 2012, 5.000%, 5/01/42 (Pre-refunded 5/01/22)	5/22 at 100.00	A1	1,086,870
3,525	Shelby County Health, Educational and Housing Facility Board, Tennessee, Educational Facilities Revenue Bonds, Rhodes College, Series 2011, 5.500%, 8/01/40 (Pre-refunded 8/01/21)	8/21 at 100.00	A+	3,750,811
1,000	Tennessee State, General Obligation Bonds, Series 2011A, 5.000%, 10/01/30 (Pre-refunded 10/01/21)	10/21 at 100.00	AAA	1,067,020
5,000	utherford County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Ascension Health Group, Series 2012C, 5.000%, 11/15/47 (Pre-refunded 11/15/21)	11/21 at 100.00	AA+	5,356,450

Nuveen Tennessee Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
	Watauga River Regional Water Authority, Tennessee, Waterworks Revenue Bonds, Series 2012:
$500	5.000%, 7/01/34 (Pre-refunded 7/01/22)	7/22 at 100.00	A	$546,745
4,385	5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	A	4,794,954
65,830	Total U.S. Guaranteed			68,656,214
	Utilities – 17.0%
	Chattanooga, Tennessee, Electric System Enterprise Revenue Bonds, Series 2015A:
500	5.000%, 9/01/31	9/25 at 100.00	AA+	604,655
1,750	5.000%, 9/01/32	9/25 at 100.00	AA+	2,111,112
	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006:
2,725	5.000%, 12/15/20 – SYNCORA GTY Insured	No Opt. Call	A+	2,808,276
8,775	5.000%, 12/15/21 – SYNCORA GTY Insured	No Opt. Call	A+	9,363,276
	Clarksville, Tennessee, Electric System Revenue Bonds, Refunding Series 2015:
665	5.000%, 9/01/27	9/24 at 100.00	Aa2	786,868
2,000	5.000%, 9/01/31	9/24 at 100.00	Aa2	2,338,980
670	Jackson Energy Authority, Tennessee, Gas System Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 6/01/28	6/25 at 100.00	Aa2	806,774
	Johnson City Energy Authority, Tennessee, Electric System Revenue Bonds, Series 2017:
1,000	5.000%, 5/01/28	5/27 at 100.00	Aa2	1,278,000
1,000	5.000%, 5/01/29	5/27 at 100.00	Aa2	1,272,850
1,510	Memphis, Tennessee, Electric System Revenue Bonds, Series 2016, 5.000%, 12/01/27	12/26 at 100.00	Aa2	1,910,739
1,400	Memphis, Tennessee, Gas System Revenue Bonds, Series 2017, 5.000%, 12/01/31	12/27 at 100.00	Aa1	1,804,796
10,000	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/15/36	5/21 at 100.00	AA+	10,479,500
5,000	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2017A, 5.000%, 5/15/42	5/27 at 100.00	AA+	6,218,850
3,785	The Tennessee Energy Acquisition Corporation, Gas Project Revenue Bonds, Series 2018, 4.000%, 11/01/49 (Mandatory Put 11/01/25)	8/25 at 100.22	A	4,343,098
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
1,395	5.250%, 9/01/21	No Opt. Call	A	1,482,522
1,755	5.250%, 9/01/22	No Opt. Call	A	1,930,553
3,230	5.250%, 9/01/24	No Opt. Call	A	3,781,781
2,520	5.250%, 9/01/26	No Opt. Call	A	3,082,489
2,100	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	2,615,634

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
$1,100	5.000%, 2/01/21	No Opt. Call	A	$1,139,490
250	5.000%, 2/01/22	No Opt. Call	A	268,147
600	5.000%, 2/01/23	No Opt. Call	A	663,936
100	5.000%, 2/01/24	No Opt. Call	A	113,972
5,090	5.000%, 2/01/27	No Opt. Call	A	6,201,300
58,920	Total Utilities			67,407,598
	Water and Sewer – 14.2%
510	DeKalb Utility District, DeKalb County, Tennessee, Waterworks Revenue Bonds, Refunding Series 2017, 3.500%, 4/01/42	4/26 at 100.00	A	556,257
	Gallatin, Tennessee, Water and Sewer Revenue Bonds, Refunding & Improvement Series 2015:
1,655	5.000%, 1/01/31	1/25 at 100.00	AA	1,956,094
1,270	5.000%, 1/01/38	1/25 at 100.00	AA	1,489,431
	Hallsdale-Powell Utility District, Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding & Improvement Series 2019:
1,210	4.000%, 4/01/37	4/29 at 100.00	AA	1,448,878
1,375	4.000%, 4/01/39	4/29 at 100.00	AA	1,636,690
	Hallsdale-Powell Utility District, Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding Series 2018:
1,000	4.000%, 4/01/35	4/26 at 100.00	AA	1,142,360
1,415	4.000%, 4/01/38	4/26 at 100.00	AA	1,606,846
1,500	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/25	No Opt. Call	AA+	1,832,790
	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Refunding Series 2016:
2,870	5.000%, 9/01/34	9/25 at 100.00	AA+	3,483,462
4,785	5.000%, 9/01/42	9/25 at 100.00	AA+	5,753,819
6,000	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Series 2014, 5.000%, 9/01/44	9/24 at 100.00	AA+	6,956,880
	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Series 2020:
1,425	4.000%, 9/01/40 (UB) (5)	9/29 at 100.00	AA+	1,711,297
3,385	4.000%, 9/01/45 (UB) (5)	9/29 at 100.00	AA+	4,020,534
2,950	4.000%, 9/01/50 (UB) (5)	9/29 at 100.00	AA+	3,480,410
	Jackson Energy Authority, Tennessee, Water System Revenue Bonds, Series 2012:
270	5.000%, 12/01/24	No Opt. Call	Aa3	321,265
140	5.000%, 12/01/25	No Opt. Call	Aa3	171,975
175	5.000%, 12/01/26	No Opt. Call	Aa3	221,230
1,315	Knox-Chapman Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding and Improvement Series 2015, 5.000%, 1/01/31	1/25 at 100.00	AA-	1,558,314

Nuveen Tennessee Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Knox-Chapman Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding and Improvement Series 2017:
$1,475	4.000%, 1/01/32	1/26 at 100.00	AA-	$1,684,671
1,000	4.000%, 1/01/35	1/26 at 100.00	AA-	1,137,140
1,525	Knoxville, Tennessee, Water System Revenue Bonds, Series 2013Z, 5.000%, 3/01/44	3/21 at 100.00	AAA	1,582,264
	Loudon, Tennessee, Water and Sewer Revenue Refunding Bonds, Series 2012A:
950	4.000%, 3/01/22 (AMT)	No Opt. Call	A+	978,775
1,000	4.000%, 3/01/28 (AMT)	3/22 at 100.00	A+	1,051,270
2,000	5.000%, 3/01/32 (AMT)	3/22 at 100.00	A+	2,147,340
1,700	Watauga River Regional Water Authority, Tennessee, Waterworks Revenue Bonds, Series 2017, 4.000%, 7/01/37	7/27 at 100.00	A	1,992,366
500	West Knox Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding & Improvement Series 2016, 5.000%, 6/01/41	6/24 at 100.00	AA+	578,520
4,995	West Wilson Utility District, Wilson County, Tennessee, Water Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 6/01/45	6/25 at 100.00	AA	5,921,972
48,395	Total Water and Sewer			56,422,850
$371,623	Total Long-Term Investments (cost $388,459,979)			418,496,076
	Floating Rate Obligations – (6.4)%			(25,245,000)
	Other Assets Less Liabilities – 0.9%			3,403,955
	Net Assets – 100%			$396,655,031
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$418,496,076	$ —	$418,496,076

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.